ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2015 and 2014 are as follows:

	Issued		Outstanding
	2015	2014	2015	2014
Series 15	3,870,500	3,870,500	3,858,400	3,865,900
Series 16	5,429,402	5,429,402	5,411,800	5,423,102
Series 17	5,000,000	5,000,000	4,980,687	4,995,887
Series 18	3,616,200	3,616,200	3,612,200	3,616,200
Series 19	4,080,000	4,080,000	4,073,700	4,080,000
	21,996,102	21,996,102	21,936,787	21,981,089

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]
Accordingly, the partnership recorded a valuation allowance as follows:

	2015	2014
Series 15	$35,843	$36,759
Series 16	246	1,204
Series 17	11,292	12,292
Series 18	40,468	40,536
Series 19	25,120	25,120
	$112,969	$115,911

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2015 and 2014 are as follows:

	2015	2014
Series 15	3,864,025	3,866,567
Series 16	5,420,277	5,424,435
Series 17	4,992,087	4,997,629
Series 18	3,615,200	3,616,200
Series 19	4,078,425	4,080,000
	21,970,014	21,984,831